Property and Equipment - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 1,858,357	$ 1,130,826	$ 1,612,086	$ 1,157,976
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Depreciation and amortization			1,514,679	1,040,531
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Depreciation and amortization			$ 1,199,183	$ 601,947